Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 37,583,775	$ 34,541,435	$ 32,712,066
Net operating losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	25,157,950	21,487,804	19,625,642
Scientific research and experimental development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	7,705,028	6,362,152	6,338,542
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	3,715,652	4,068,105	4,222,016
Undepreciated capital costs in excess of book value of property and equipment and intellectual property
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	350,695	1,927,709	1,908,320
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	647,978	689,193	611,072
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 6,472	$ 6,472	$ 6,474